Financial Assets and Financial Liabilities (Details) - Schedule of Financial Assets and Liabilities - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Financial assets at amortized cost
Trade receivables	€ 23,727
Non-current financial assets	237,755	9,052,741
Thereof marketable securities		8,815,120
Current financial assets	55,838,699	77,504,518
Thereof marketable securities	55,398,920	76.912342
Financial liabilities at amortized cost
Trade and other payables	€ 8,544,902	€ 14,716,441